Convertible debt in default	12 Months Ended
Dec. 31, 2010
Convertible Debt In Default [Abstract]
Convertible Debt In Default Text Block [Text Block]
Note 5:  Convertible debt in default

Convertible debt in default consisted of the following at December 31, 2010 and 2009 (in thousands):

	2010	2009

Convertible Promissory Notes, 18%, originally due May 31, 2010, net of discount of $104 in 2009	$-	$4,133

	$-	$4,133

CASTion Acquisition Financing

On July 2, 2007, the Company issued Convertible Promissory Notes in the aggregate principal amount of $3,353,127 as part of the consideration for the acquisition of CASTion. The outstanding principal and accrued interest are convertible into shares of the Company’s Common Stock at a conversion price of $0.50 per share at any time at the holders’ discretion.  The Notes contain conventional weighted-average anti-dilution provisions for the adjustment of the conversion price of the Notes in the event the Company issues additional shares of Common Stock (or securities convertible into Common Stock) at a price less than the then-effective exercise price or conversion price.  The Notes originally matured on May 31, 2010.

Interest on the Notes is payable semi-annually, and the Company has the option of deferring interest payments and rolling the deferred amount into the principal amount of the Notes.  At December 31, 2010 and 2009, deferred accrued interest amounts added to the principal balances of the Notes amounted to $2,027,000 and $884,000, respectively.

A valuation discount of $313,425 was computed on the Notes based on a fair market value interest rate of 10% compared to the stated rate of 6.5%, which was adjusted to 10% as of November 30, 2007 in accordance with the terms of the Notes.  The valuation discount resulted in a beneficial conversion feature of $313,182, the intrinsic value of the conversion feature on that date.  The total debt discount of $626,607 is amortized to interest expense over the stated term of the Notes.  The unamortized total debt discount amounted to $0 and $104,000 at December 31, 2010 and 2009, respectively.

The Notes were in default as of December 31, 2009, as the Company had not made prepayments required from a private placement of equity closed on December 18, 2007 (see Note 6).  As detailed in Note 15, the Company entered into a Note Forbearance and Amendment Agreement with the holders of these Notes which, among other things, extended the maturity date of these Notes to February 29, 2012.